Lease	6 Months Ended
Jun. 30, 2022
Leases [Abstract]
LEASE

NOTE 10 – LEASE

The Company has several operating leases for manufacturing facilities and offices. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. For leases with lease term less than one year (short-term leases), the Company records operating lease expense in its consolidated statements of operations on a straight-line basis over the lease term and record variable lease payments as incurred.

Lease expense for the six months ended June 30, 2022 and 2021 was $178,779 and $51,961(including short-term lease expense), respectively.

The Company’s operating leases primarily include leases for office space and manufacturing facilities. The current portion of operating lease liabilities and the non-current portion of operating lease liabilities are presented on the consolidated balance sheet. Total lease expense related to right-of-use assets amounted to $153,064 which included $20,720 of interest and $134,281 of amortization expense of right-of-use assets. Total cash paid for operating leases amounted to $170,228 and $141,026 for the six months ended June 30, 2022 and 2021. Supplemental balance sheet information related to operating leases is as follows:

June 30, 2022
(Unaudited)
Right-of-use assets	$580,135

Operating lease liabilities - current	$264,396
Operating lease liabilities - non-current	240,752
Total operating lease liabilities	$505,148

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2022:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.04
Weighted average discount rate	7.42%

The following is a schedule of maturities of lease liabilities as of June 30, 2022:

For the twelve months ending June 30, 2022	Lease payment
2023	$293,440
2024	169,794
2025	84,896
Total lease payments	548,130
Less: imputed interest	42,982
Less: current portion of operating lease labilities	264,396
Non-current portion of operating lease labilities	$240,752